8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	As of December 31,
	2018	2017
Deferred tax assets:
Unrealized loss on marketable securities held in Trust Account	$–	$18,678
Total deferred tax assets	–	18,678
Deferred tax liabilities:
Unrealized gain on marketable securities held in Trust Account	(438)	$–
Deferred tax assets (liabilities), net	(438)	18,678
Valuation allowance	–	–
Deferred tax assets (liabilities), net of allowance	$(438)	$18,678

Schedule of income tax provision (benefit)
	Year Ended December 31, 2018	For the Period From May 9, 2017 (Inception) to December 31, 2017
Federal
Current	$366,374	$63,395
Deferred	13,969	(13,647)
State and Local
Current	190,383	22,327
Deferred	5,147	(5,031)
Income tax provision	$575,873	$67,044

Reconciliation of income tax
	Year Ended December 31, 2018	For the Period From May 9, 2017 (Inception) to December 31, 2017
Statutory federal income tax rate	21.0%	30.8%
State and local taxes, net of federal benefit	7.7%	6.8%
Permanent differences	4.8%	0.2%
Effect of federal rate change on deferred taxes	0.0%	3.6%
Income tax provision	33.5%	41.4%